Summary of Annual Rate of Depreciation on Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Leasehold improvements	The shorter of term of the lease or the useful life of the asset
Minimum | Computers And Peripherals Equipment
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	33.00%
Minimum | Office Furniture And Equipment
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	10.00%
Minimum | Building
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	4.00%
Maximum | Computers And Peripherals Equipment
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	50.00%
Maximum | Office Furniture And Equipment
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	20.00%